SHARE CAPITAL (Details) € / shares in Units, $ / shares in Units, ₽ in Millions, € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€) Vote class € / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 RUB (₽) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2023 RUB (₽) Vote shares	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2022 RUB (₽) shares	Oct. 31, 2022 shares	Sep. 30, 2022 shares	Nov. 30, 2021 USD ($)
Effect of the changes made to the comparative periods
Number of authorized classes of ordinary shares | class	3
Share capital
Authorized (in shares)	574,887,317				574,887,317	574,887,317	574,887,317
Issued and fully paid (in shares)	362,040,945				362,040,945	362,050,945	362,050,945
Issued and fully paid (in EUR or RUB)	€ 6.8				₽ 284	€ 6.8	₽ 284
Common Class A
Effect of the changes made to the comparative periods
Common stock par value (in euros per share) | € / shares	€ 0.01					€ 0.01
Number of votes per ordinary share | Vote	1				1
Share capital
Shares authorized	500,000,000				500,000,000	500,000,000	500,000,000
Ordinary shares issued	326,342,270				326,342,270	326,342,270	326,342,270	2,541,791	2,541,791
Issued and fully paid (in EUR or RUB)	€ 3.2				₽ 156	€ 3.2	₽ 156
Aggregate amount of shares ratified for repurchase | $										$ 200
Number of shares repurchased			1,226,355
Average price per share | $ / shares				$ 78.39
Aggregate amount of shares repurchased		$ 0	₽ 6,960
Common Class B
Effect of the changes made to the comparative periods
Common stock par value (in euros per share) | € / shares	€ 0.10					€ 0.10
Number of votes per ordinary share | Vote	10				10
Share capital
Shares authorized	37,138,658				37,138,658	37,138,658	37,138,658
Ordinary shares issued	35,698,674				35,698,674	35,698,674	35,698,674
Issued and fully paid (in EUR or RUB)	€ 3.6				₽ 128	€ 3.6	₽ 128
Common Class C
Effect of the changes made to the comparative periods
Common stock par value (in euros per share) | € / shares	€ 0.09					€ 0.09
Number of votes per ordinary share | Vote	9				9
Maximum dividend rate (in euros per share) | € / shares	€ 0.01
Share capital
Shares authorized	37,748,658				37,748,658	37,748,658	37,748,658
Ordinary shares issued	10,000				10,000	10,000	10,000
Priority share
Effect of the changes made to the comparative periods
Preference stock par value (in euros per share) | € / shares	€ 1					€ 1
Share capital
Preferred shares authorized	1				1	1	1
Preferred shares issued	1				1	1	1